[AIM LOGO APPEARS HERE]        Dear Shareholder:
-- Registered Trademark

                 [PHOTO OF     We are pleased to send you this report on the
LETTER          Bob Graham     Reserve Class of the Short-Term Investment
TO OUR         APPEARS HERE]   Trust's Government & Agency Portfolio for the
SHAREHOLDERS                   fiscal year ended August 31, 2001. Persistent
               earnings woes among many companies continued to plague equity markets. The sluggish conditions of the slow to no-growth U.S.
               economy have carried into the third quarter, and the pace of the contraction is accelerating to a point where all markets are vulnerable to the economic crisis.
                    After spending much of 1999 and 2000 battling a perceived
               inflation threat by raising interest rates, the Federal Reserve
               Board (the Fed) suddenly found itself battling the very real threat of economic recession in 2001. In its most aggressive easing posture during the Greenspan era, the Fed lowered short-term interest rates seven times year-to-date, cutting the key federal funds rate (the rate banks charge one another for overnight loans) from 6.50% to 3.50%--its lowest level in seven years.
                    Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy because such moves traditionally take at least six months to trickle down to the marketplace. The Fed's previous rate hikes, implemented to slow the country's growth rate, did just that. Economic growth fell from an annual rate of 8.0% in the first quarter of 2000 to 1.0% in the fourth quarter and increased only slightly in the first and second quarters of 2001.
                    Continued volatility in equity markets and mixed economic
               news drove many investors to move money from the stock market into fixed-income markets, particularly money markets. Such increased demand helped drive down yields on shorter-term issues, which facilitated a reversal of the inverted Treasury yield curve.
                    After largely flattening at the beginning of 2001, by the
               end of the reporting period the yield curve had returned to its traditional shape, meaning that yields on short-term issues had fallen below those of longer-term issues. The yield on cash in the form of three-month Treasury bills fell the most dramatically, starting the fiscal year at 6.25% and ending it at 3.54%. The 30-year Treasury bond saw much less movement, with its yield falling from 5.74% to 5.51% during the past 12 months.

               FUND PROVIDES HAVEN DURING UNCERTAINTY

               Amidst an uncertain and volatile market environment, the Fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 25-day to 51-day range during the 12 months ended August 31, 2001. As of the end of the reporting period, the WAM stood at 45 days, and the seven-day yield for the Reserve Class was 2.75%. The average monthly yield was 2.83%. Total net assets in the portfolio stood at $7.5 million. Had the advisor and distributor not waived fees, performance would have been lower.
                    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex

                                                                     (continued)
               to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.

                    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

               MARKET TURMOIL LIKELY TO CONTINUE

               It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. But inflation remains low, and the Fed's rate cuts have signaled that it is ready to move aggressively to keep markets and the economy afloat. Historically, this has been a catalyst to reinvigorate the economy, although such a resurgence takes time. Regardless of market trends, the Fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

                    We are pleased to send you this report on your investment.
               AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

               Respectfully submitted,


               /s/ ROBERT H. GRAHAM
               Robert H. Graham
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 2001

                                                                 PAR
                                                      MATURITY  (000)     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 44.58%
Federal Farm Credit Bank - 1.43%
Discount Notes,/(a)/
   3.66%                                              10/04/01 $24,737 $ 24,654,007
-----------------------------------------------------------------------------------
Federal Home Loan Bank - 16.47%
Debentures,
   6.51%                                              11/27/01  25,000   25,156,027
-----------------------------------------------------------------------------------
   6.75%                                              02/15/02  40,000   40,481,731
-----------------------------------------------------------------------------------
   3.65%                                              09/18/02  20,000   20,000,000
-----------------------------------------------------------------------------------
Discount Notes,/(a)/
   4.37%                                              09/26/01  25,000   24,924,132
-----------------------------------------------------------------------------------
   3.52%                                              10/19/01  23,025   22,916,936
-----------------------------------------------------------------------------------
   3.52%                                              10/24/01  11,814   11,752,777
-----------------------------------------------------------------------------------
   3.49%                                              12/19/01  25,000   24,735,827
-----------------------------------------------------------------------------------
   3.46%                                              01/18/02  20,000   19,732,811
-----------------------------------------------------------------------------------
   3.35%                                              05/17/02  20,000   19,519,833
-----------------------------------------------------------------------------------
Floating Rate Notes,/(b)/
   3.55%                                              08/13/02  25,000   24,992,039
-----------------------------------------------------------------------------------
   3.63%                                              09/05/02  50,000   50,000,000
-----------------------------------------------------------------------------------
                                                                        284,212,113
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. (FHLMC) - 10.77%
Discount Notes,/(a)/
   3.61% - 3.72%                                      10/31/01  45,115   44,840,787
-----------------------------------------------------------------------------------
   3.72%                                              11/08/01  22,400   22,242,603
-----------------------------------------------------------------------------------
   3.49%                                              12/21/01  25,350   25,077,213
-----------------------------------------------------------------------------------
   3.50%                                              02/27/02  25,000   24,564,931
-----------------------------------------------------------------------------------
   3.36%                                              03/20/02  25,000   24,533,333
-----------------------------------------------------------------------------------
   3.49%                                              04/15/02  15,000   14,671,358
-----------------------------------------------------------------------------------
   3.49%                                              04/24/02  15,250   14,902,575
-----------------------------------------------------------------------------------
Medium Term Notes,
   4.00%                                              07/02/02  15,000   15,000,000
-----------------------------------------------------------------------------------
                                                                        185,832,800
-----------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - 14.84%
Debentures,
   5.38%                                              03/15/02  25,000   25,258,088
-----------------------------------------------------------------------------------

                                                             MATURITY PAR (000)     VALUE
Federal National Mortgage Association (FNMA) - (Continued)
Discount Notes,/(a)/
   3.87%                                                     09/06/01 $ 25,664  $   25,650,206
-----------------------------------------------------------------------------------------------
   4.05%                                                     09/13/01   27,320      27,283,118
-----------------------------------------------------------------------------------------------
   3.72%                                                     11/21/01   24,696      24,489,295
-----------------------------------------------------------------------------------------------
   3.71%                                                     11/30/01   25,000      24,768,125
-----------------------------------------------------------------------------------------------
   3.36%                                                     01/31/02   25,000      24,645,333
-----------------------------------------------------------------------------------------------
   3.53%                                                     02/22/02   25,000      24,573,458
-----------------------------------------------------------------------------------------------
   3.33% - 3.72%                                             05/17/02   25,000      24,375,425
-----------------------------------------------------------------------------------------------
Floating Rate Notes,/(b)/
   3.73%                                                     09/17/01   30,000      29,998,958
-----------------------------------------------------------------------------------------------
   3.83%                                                     09/24/01   25,000      24,999,563
-----------------------------------------------------------------------------------------------
                                                                                   256,041,569
-----------------------------------------------------------------------------------------------
Overseas Private Investment Corp. - 1.07%
Floating Rate Notes,/(b)/
   3.75%                                                     04/01/14   18,500      18,500,000
-----------------------------------------------------------------------------------------------
 Total U.S. Government Agency Securities (Cost $769,240,489)                       769,240,489
-----------------------------------------------------------------------------------------------
 Total Investments (excluding Repurchase Agreements)                               769,240,489
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 59.69%/(c)/
Bank One Capital Markets, Inc./(d)/
   3.70%                                                     09/04/01   80,000      80,000,000
-----------------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)/(e)/
   3.69%                                                     09/04/01   80,000      80,000,000
-----------------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)/(f)/
   3.70%                                                     09/04/01  425,000     425,000,000
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Switzerland)/(g)/
   3.69%                                                     09/04/01   20,014      20,014,319
-----------------------------------------------------------------------------------------------
Salomon Brothers, Inc./(h)/
   3.70%                                                     09/04/01  425,000     425,000,000
-----------------------------------------------------------------------------------------------
 Total Repurchase Agreements (Cost $1,030,014,319)                               1,030,014,319
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 104.27% (Cost $1,799,254,808)/(i)/                           1,799,254,808
-----------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (4.27%)                                            (73,701,725)
-----------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                            $1,725,553,083
-----------------------------------------------------------------------------------------------

Notes to Schedule of Investments:
(a)U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)Demand security; payable upon demand by the Fund at specified time intervals usually no more than seven calendar day's notice. Interest Rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/01.

(c)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affitliates.
(d)Joint repurchase agreement entered into 08/31/01 with a maturing value of $150,061,667. Collateralized by $152,877,000 par value U.S. Government obligations, 0% to 7.63% due 11/21/01 to 03/21/11 with an aggregate market value at 08/31/01 of $153,004,585.
(e)Joint repurchase agreement entered into 08/31/01 with a maturing value of $272,423,895. Collateralized by $270,063,000 par value U.S. Government obligations, 0% to 7.25% due 11/01/01 to 11/15/30 with an aggregate market value at 08/31/01 of $277,763,687.
(f)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,000,411,111. Collateralized by $993,269,000 par value U.S. Government obligations, 0% to 9.50% due 09/05/01 to 11/15/30 with an aggregate market value at 08/31/01 of $1,020,001,779.
(g)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,205,000. Collateralized by $521,772,000 par value U.S. Government obligations, 0% due 09/04/01 to 08/15/02 with an aggregate market value at 08/31/01 of $510,002,338.
(h)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,205,556. Collateralized by $744,375,000 par value U.S. Government obligations, 0% to 8.12% due 11/15/03 to 10/03/22 with an aggregate market value at 08/31/01 of $515,968,024.
(i)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2001

Assets:
Investments, excluding repurchase agreements, at value (amortized cost)      $  769,240,489
-----------------------------------------------------------------------------------------
Repurchase agreements                                                         1,030,014,319
-----------------------------------------------------------------------------------------
Cash                                                                                 14,017
-----------------------------------------------------------------------------------------
Interest receivable                                                               1,926,103
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                            20,455
-----------------------------------------------------------------------------------------
Other assets                                                                         28,234
-----------------------------------------------------------------------------------------
   Total assets                                                               1,801,243,617
-----------------------------------------------------------------------------------------

Liabilities:

Payables for:
  Investments purchased                                                          70,000,000
-----------------------------------------------------------------------------------------
  Dividends                                                                       5,373,016
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                                         20,455
-----------------------------------------------------------------------------------------
Accrued distribution fees                                                           151,296
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                                2,278
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                          72,160
-----------------------------------------------------------------------------------------
Accrued operating expenses                                                           71,329
-----------------------------------------------------------------------------------------
   Total liabilities                                                             75,690,534
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $1,725,553,083
-----------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                          $  737,167,506
-----------------------------------------------------------------------------------------
Private Investment Class                                                     $  254,317,941
-----------------------------------------------------------------------------------------
Personal Investment Class                                                    $   24,984,881
-----------------------------------------------------------------------------------------
Cash Management Class                                                        $  407,923,594
-----------------------------------------------------------------------------------------
Reserve Class                                                                $    7,515,651
-----------------------------------------------------------------------------------------
Resource Class                                                               $  293,643,510
-----------------------------------------------------------------------------------------

Shares outstanding, $0.01 par value per share:

Institutional Class                                                             737,135,366
-----------------------------------------------------------------------------------------
Private Investment Class                                                        254,308,241
-----------------------------------------------------------------------------------------
Personal Investment Class                                                        24,983,879
-----------------------------------------------------------------------------------------
Cash Management Class                                                           407,906,130
-----------------------------------------------------------------------------------------
Reserve Class                                                                     7,515,389
-----------------------------------------------------------------------------------------
Resource Class                                                                  293,631,244
-----------------------------------------------------------------------------------------
  Net asset value, offering and redemption price per share for all classes            $1.00
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2001

Investment income:
Interest                                             $77,613,146
-----------------------------------------------------------------
Expenses:
Advisory fees                                          1,484,162
-----------------------------------------------------------------
Administrative services fees                             195,345
-----------------------------------------------------------------
Custodian fees                                            67,426
-----------------------------------------------------------------
Distribution fees:
 Private Investment Class                              1,002,082
-----------------------------------------------------------------
 Personal Investment Class                               146,248
-----------------------------------------------------------------
 Cash Management Class                                   334,166
-----------------------------------------------------------------
 Reserve Class                                            47,529
-----------------------------------------------------------------
 Resource Class                                          484,342
-----------------------------------------------------------------
Transfer agent fees                                      283,441
-----------------------------------------------------------------
Trustees' fees                                            12,494
-----------------------------------------------------------------
Other                                                    192,524
-----------------------------------------------------------------
    Total expenses                                     4,249,759
-----------------------------------------------------------------
    Less: Fees waived                                 (1,538,772)
-----------------------------------------------------------------
    Net expenses                                       2,710,987
-----------------------------------------------------------------
Net investment income                                 74,902,159
-----------------------------------------------------------------
Net realized gain from investment securities              72,834
-----------------------------------------------------------------
Net increase in net assets resulting from operations $74,974,993
-----------------------------------------------------------------


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2001 and 2000

                                                                    2001           2000
-                                                              --------------  ------------
Operations:
  Net investment income                                        $   74,902,159  $ 37,021,599
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         72,834            --
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations            74,974,993    37,021,599
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                             (35,499,690)  (17,899,952)
------------------------------------------------------------------------------------------
  Private Investment Class                                         (9,565,242)   (3,672,868)
------------------------------------------------------------------------------------------
  Personal Investment Class                                          (893,880)     (240,085)
------------------------------------------------------------------------------------------
  Cash Management Class                                           (16,606,091)   (8,847,397)
------------------------------------------------------------------------------------------
  Reserve Class                                                      (202,563)      (52,966)
------------------------------------------------------------------------------------------
  Resource Class                                                  (12,134,693)   (6,308,331)
------------------------------------------------------------------------------------------
Share transactions - net:
  Institutional Class                                             337,745,488   259,529,935
------------------------------------------------------------------------------------------
  Private Investment Class                                        144,812,006    66,968,191
------------------------------------------------------------------------------------------
  Personal Investment Class                                        10,558,279    14,425,600
------------------------------------------------------------------------------------------
  Cash Management Class                                           184,411,217   138,381,530
------------------------------------------------------------------------------------------
  Reserve Class                                                     4,853,550     2,661,839
------------------------------------------------------------------------------------------
  Resource Class                                                   60,011,293   221,936,209
------------------------------------------------------------------------------------------
   Net increase in net assets                                     742,464,667   703,903,304
------------------------------------------------------------------------------------------
Net assets:
  Beginning of year                                               983,088,416   279,185,112
------------------------------------------------------------------------------------------
  End of year                                                  $1,725,553,083  $983,088,416
------------------------------------------------------------------------------------------
Net assets consist of:
  Shares of beneficial interest                                $1,725,480,249  $983,088,416
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities           72,834            --
------------------------------------------------------------------------------------------
                                                               $1,725,553,083  $983,088,416
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2001

Note 1 - Significant Accounting Policies

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

Note 2 - Advisory Fees and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. For the year ended August 31, 2001, AIM waived fees of $915,982.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2001, AIM was paid $195,345 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2001, AFS was paid $188,623 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $601,249, $97,498, $267,333, $38,023 and $387,474, respectively, as compensation under the Plan and FMC waived fees of $622,790.
  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
  During the year ended August 31, 2001, the Fund paid legal fees of $5,404 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

Note 3 - Trustees' Fees

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

Note 4 - Share Information

Changes in shares outstanding during the years ended August 31, 2001 and 2000 were as follows:

                                                     2001                              2000
                                      ---------------------------------  -------------------------------
                                          Shares            Amount           Shares          Amount
                                      ---------------  ----------------  --------------  ---------------
Sold:
  Institutional Class                  17,746,691,460  $ 17,746,691,460   5,049,011,141  $ 5,049,011,141
--------------------------------------------------------------------------------------------------------
  Private Investment Class              1,293,097,359     1,293,097,359     223,917,108      223,917,108
--------------------------------------------------------------------------------------------------------
  Personal Investment Class*              105,790,324       105,790,324      30,148,500       30,148,500
--------------------------------------------------------------------------------------------------------
  Cash Management Class                 1,518,688,423     1,518,688,423     606,494,133      606,494,133
--------------------------------------------------------------------------------------------------------
  Reserve Class*                           91,807,609        91,807,609      14,985,036       14,985,036
--------------------------------------------------------------------------------------------------------
  Resource Class                        1,671,413,400     1,671,413,400     743,203,426      743,203,426
--------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                      17,248,532        17,248,532       9,186,364        9,186,364
--------------------------------------------------------------------------------------------------------
  Private Investment Class                  7,407,682         7,407,682       3,099,686        3,099,686
--------------------------------------------------------------------------------------------------------
  Personal Investment Class*                  114,243           114,243           2,529            2,529
--------------------------------------------------------------------------------------------------------
  Cash Management Class                    16,445,823        16,445,823       7,900,071        7,900,071
--------------------------------------------------------------------------------------------------------
  Reserve Class*                              126,473           126,473          40,333           40,333
--------------------------------------------------------------------------------------------------------
  Resource Class                            3,498,789         3,498,789       1,269,456        1,269,456
--------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class                 (17,426,194,504)  (17,426,194,504) (4,798,667,570)  (4,798,667,570)
--------------------------------------------------------------------------------------------------------
  Private Investment Class             (1,155,693,035)   (1,155,693,035)   (160,048,603)    (160,048,603)
--------------------------------------------------------------------------------------------------------
  Personal Investment Class*              (95,346,288)      (95,346,288)    (15,725,429)     (15,725,429)
--------------------------------------------------------------------------------------------------------
  Cash Management Class                (1,350,723,029)   (1,350,723,029)   (476,012,674)    (476,012,674)
--------------------------------------------------------------------------------------------------------
  Reserve Class*                          (87,080,532)      (87,080,532)    (12,363,530)     (12,363,530)
--------------------------------------------------------------------------------------------------------
  Resource Class                       (1,614,900,896)   (1,614,900,896)   (522,536,673)    (522,536,673)
--------------------------------------------------------------------------------------------------------
                                          742,391,833  $    742,391,833     703,903,304  $   703,903,304
--------------------------------------------------------------------------------------------------------

* ThePersonal Investment Class and Reserve Class commenced sales on January 31, 2000 and January 26, 2000, respectively.

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             Reserve Class
                                                     -----------------------
                                                                    January 26,
                                                                       2000
                                                                    (Date sales
                                                        Year        commenced)
                                                       ended            to
                                                     August 31,     August 31,
                                                        2001           2000
                                                     ----------     -----------
Net asset value, beginning of period                   $ 1.00         $ 1.00
----------------------------------------------------------------------------------
Net investment income                                    0.05           0.03
----------------------------------------------------------------------------------
Less dividends from net investment income               (0.05)         (0.03)
----------------------------------------------------------------------------------
Net asset value, end of period                         $ 1.00         $ 1.00
----------------------------------------------------------------------------------
Total return/(a)/                                        4.63%          3.27%
----------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $7,516         $2,662
----------------------------------------------------------------------------------
Ratio of expenses to average net assets:
   With fee waivers                                      0.89%/(b)/     0.87%/(c)/
----------------------------------------------------------------------------------
   Without fee waivers                                   1.15%/(b)/     1.17%/(c)/
----------------------------------------------------------------------------------
Ratio of net investment income to average net assets     4.34%/(b)/     5.22%/(c)/
----------------------------------------------------------------------------------

(a) Notannualized for periods less than one year.
(b) Ratiosare based on average daily net assets of $4,752,894.
(c) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

   We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

September 14, 2001
Philadelphia, Pennsylvania

                        TRUSTEES
Frank S. Bayley                                      Carl Frischling            Short-Term
Bruce L. Crockett                                   Robert H. Graham            Investments Trust
Owen Daly II                                      Prema Mathai-Davis            (STIT)
Albert R. Dowden                                    Lewis F. Pennock
Edward K. Dunn, Jr.                                  Ruth H. Quigley
Jack M. Fields                                        Louis S. Sklar

                        OFFICERS
Robert H. Graham                                Chairman & President
Gary T. Crum                                      Sr. Vice President            Government
Carol F. Relihan                      Sr. Vice President & Secretary            & Agency
Dana R. Sutton                            Vice President & Treasurer            Portfolio
Melville B. Cox                                       Vice President            -------------------------------------
Karen Dunn Kelley                                     Vice President            Reserve               ANNUAL
Mary J. Benson        Assistant Vice President & Assistant Treasurer            Class                 REPORT
Sheri Morris          Assistant Vice President & Assistant Treasurer


                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                              800-347-1919

                               DISTRIBUTOR
                         Fund Management Company
                      11 Greenway Plaza, Suite 100                                                    AUGUST 31, 2001
                         Houston, TX 77046-1173
                              800-659-1005

                                CUSTODIAN                                               [LOGO APPEARS HERE]
                          The Bank of New York                                       Fund Management Company
                    90 Washington Street, 11th Floor
                           New York, NY 10286

                          LEGAL COUNSEL TO FUND
                 Ballard Spahr Andrews & Ingersoll, LLP
                     1735 Market Street, 51st Floor
                       Philadelphia, PA 19103-7599

                        LEGAL COUNSEL TO TRUSTEES
                  Kramer, Levin, Naftalis & Frankel LLP
                            919 Third Avenue
                           New York, NY 10022

                             TRANSFER AGENT
                        A I M Fund Services, Inc.
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173

                                AUDITORS
                          Tait, Weller & Baker
                         Eight Penn Center Plaza
                         Philadelphia, PA 19103

This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-AR-6